Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Offsetting Assets [Line Items]
Weighted Average Exercise Price, Granted	$ 1.17	$ 0.42
Equity Option [Member]
Offsetting Assets [Line Items]
Number Of Shares, Beginning Balance	5,028,134
Weighted Average Exercise Price, Beginning Balance	$ 0.57
Aggregate Intrinsic Value Outstanding, Beginning Balance	$ 3,737,966
Weighted Average Remaining Life	8 years 8 months 15 days	9 years 3 months 18 days
Number Of Shares, Granted	2,372,814
Weighted Average Exercise Price, Granted	$ 1.17
Number Of Shares, Exercised	891
Weighted Average Exercise Price, Exercised	$ 0.42
Number Of Shares, Forfeited	16,190
Weighted Average Exercise Price, Forfeited	$ 0.97
Number Of Shares, Expired	47,064
Weighted Average Exercise Price, Expired	$ 1.35
Number Of Shares, Ending Balance	7,336,803	5,028,134
Weighted Average Exercise Price, Endiing Balance	$ 0.76	$ 0.57
Aggregate Intrinsic Value Outstanding, Ending Balance	$ 3,716,928	$ 3,737,966